MET INVESTORS SERIES TRUST

                  Oppenheimer Capital Appreciation Portfolio

                       SUPPLEMENT DATED MAY 21, 2010 TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010

     This Supplement is made as of May 21, 2010 to the Statement of Additional Information ("SAI") of Met Investors Series Trust (the "Trust") dated May 1, 2010.

                                      * * *

     Effective immediately, the information appearing in "Appendix D--Portfolio Managers" to the Trust's SAI regarding the Oppenheimer Capital Appreciation Portfolio (the "Portfolio") is replaced in its entirety with the following:

Oppenheimer Capital Appreciation Portfolio

Other Accounts Managed

--------------------------- ---------------------------------------------------------------- ----------------------------------
                                                Other Accounts Managed*                       Accounts with respect to which
                                                                                             the advisory fee is based on the
                                                                                                performance of the account
--------------------------- ---------------------------------------------------------------- ----------------------------------
--------------------------- ------------------------- -------------- ----------------------- ----------------- ----------------
Name of Portfolio Manager     Category of Account       Number of       Total Assets in         Number of       Total Assets
                                                       Accounts in        Accounts in          Accounts in     in Accounts in
                                                        Category            Category             Category         Category
                                                                         (in millions)
--------------------------- ------------------------- -------------- ----------------------- ----------------- ----------------
--------------------------- ------------------------- -------------- ----------------------- ----------------- ----------------
Julie Van Cleave            Registered Investment           8               $10,075                N/A               N/A
                            Companies
--------------------------- ------------------------- -------------- ----------------------- ----------------- ----------------
--------------------------- ------------------------- -------------- ----------------------- ----------------- ----------------
                            Other Pooled Investment         1                 $135                 N/A               N/A
                            Vehicles
--------------------------- ------------------------- -------------- ----------------------- ----------------- ----------------
--------------------------- ------------------------- -------------- ----------------------- ----------------- ----------------
                            Other Accounts                  1                 $894                 N/A               N/A
--------------------------- ------------------------- -------------- ----------------------- ----------------- ----------------
* Does not include personal accounts of portfolio managers and their families, which are subject to the Code of
Ethics.

Material Conflicts of Interest

     As indicated above, the portfolio manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Portfolio's investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Portfolio and another fund or account having similar objectives or strategies, or she may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by OppenheimerFunds have the same management fee. If the management fee structure of another fund or account is more advantageous to OppenheimerFunds than the fee structure of the Portfolio, Oppenheimer Funds could have an incentive to favor the other fund or account. However,
OppenheimerFunds' compliance procedures and Code of Ethics recognize OppenheimerFunds' fiduciary obligation to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio's portfolio manager may manage other funds or accounts with investment objectives and strategies similar to those of the Portfolio, or she may manage funds or accounts with different investment objectives and strategies.

Compensation

     The Portfolio's portfolio manager is employed and compensated by OppenheimerFunds, not the Portfolio. Under OppenheimerFunds' compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OppenheimerFunds. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. OppenheimerFunds'
compensation  structure  is  designed  to attract  and retain  highly  qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of April 30, 2010, the portfolio manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OppenheimerFunds' holding company parent. Senior portfolio managers may also be eligible to participate in OppenheimerFunds' deferred compensation plan.

     The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OppenheimerFunds attract and retain talent. The annual discretionary bonus is determined by senior management of OppenheimerFunds and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Portfolio is Lipper Large Cap Growth Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio manager's compensation is not based on the total value of the Portfolio's assets, although the Portfolio's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the portfolio manager. The compensation structure of the other funds managed by the portfolio manager is the same as the compensation structure of the Portfolio, described above.



Ownership of Securities

------------------- -------- ------------ --------------- ---------------- ----------------- ------------------- ---------------
Portfolio Manager    None    $1-$10,000   $10,001-$50,000 $50,001-$100,000 $100,001-$500,000 $500,001-$1,000,000 Over $1,000,000
------------------- -------- ------------ --------------- ---------------- ----------------- ------------------- ---------------
------------------- -------- ------------ --------------- ---------------- ----------------- ------------------- ---------------
Julie Van Cleave       X
------------------- -------- ------------ --------------- ---------------- ----------------- ------------------- ---------------
